Rule 497(c)
                              File No. 33-91770
                              File No. 811-9038

                              January 7, 1997

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

               Re:  The Olstein Funds
                    CIK No. 0000944690

Ladies and Gentlemen:

      On  behalf of The Olstein Funds (the "Fund")  and
pursuant  to  Rule 497(j) under the Securities  Act  of
1933, the undersigned hereby certifies that the form of
Prospectus and Statement of Additional Information that
would  have been filed under paragraph (b)  or  (c)  of
Rule 497 would not have differed from that contained in
Post-Effective   Amendment  No.   5   to   the   Fund's
Registration   Statement  on   Form   N-1A   as   filed
electronically on December 29, 1997.

      All questions and comments regarding this filing should be addressed to the undersigned at Rodney Square
Management Corporation, Rodney Square North, 1100 North
Market Street, Wilmington, Delaware 19890-0001, phone number: (302) 651-8408.


                              Sincerely,

                              /s/ Molly Graham

                              Molly Graham
                              Senior Fund Administrator